Revenue recognition - Allowance and Reserve (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Reserves for Variable Consideration
Reserve for returns	$ 0
Percentage of patient’s cost of branded prescription drugs related to the Medicare Part D Coverage Gap for which manufacturers of pharmaceutical products are responsible	50.00%
Maximum period for which patients may receive free product under Temporary Supply Program	60 days
Maximum period for which patients may receive free product under Patient Assistance Program	12 months
Product Revenue Allowance and Reserve
Product revenue allowance and reserves
Provision related to current period sales	$ 273
Credit or payments made during the period	(107)
Balance at end of period	166
Product Revenue Allowance And Reserve, Trade discount
Product revenue allowance and reserves
Provision related to current period sales	72
Credit or payments made during the period	(72)
Product Revenue Allowance and Reserve, Co-pay assistance program
Product revenue allowance and reserves
Provision related to current period sales	42
Credit or payments made during the period	(35)
Balance at end of period	7
Product Revenue Allowance and Reserve, Government rebates
Product revenue allowance and reserves
Provision related to current period sales	159
Balance at end of period	$ 159